Flight Equipment Held for Operating Leases	12 Months Ended
Dec. 31, 2013
Flight Equipment Held for Operating Leases [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

3. FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

As of December 31, 2013 and 2012, the Company had 113 and 109 aircraft held for operating leases, respectively. During the year ended December 31, 2013, the Company purchased fourteen aircraft for a total acquisition cost of $642.2 million.

During the year ended December 31, 2012, the Company purchased four aircraft for a total acquisition cost of $60.4 million. To partially finance the acquisitions, the Company entered into loan agreements with an international commercial bank to borrow a total of $50.0 million.

During the year ended December 31, 2013, the Company sold ten aircraft and recognized a pre-tax gain on sale totaling $6.3 million. The buyer of six of the aircraft also assumed the underlying debt financing and derivative instruments associated with the aircraft. During the year ended December 31, 2012, the Company sold four aircraft and recognized a pre-tax gain on sale totaling $8.4 million. A portion of the proceeds received was used to repay the debt associated with the four aircraft.

For the year ended December 31, 2013, the Company recognized an impairment loss of $8.8 million in respect of an Airbus A319-100 aircraft which was manufactured in 2000. This aircraft will be sold by the Company in 2014. For the year ended December 31, 2012, the Company recognized an impairment loss of $11.4 million in respect of two Boeing 737-500 aircraft which were manufactured in 1992 and one Airbus A320-200 aircraft which was manufactured in 2002. The Airbus A320-200 aircraft was sold during the first quarter of 2013. For the year ended December 31, 2011, the Company recognized an impairment loss of $7.5 million in respect of two Boeing 737-500 aircraft. The leases related to these two aircraft expired in 2012 and the Company disposed of the aircraft in 2013.

Flight equipment held for operating leases consist of the following:

	December 31, 2013	December 31, 2012
(Dollars in thousands)
Cost...................................................................	$ 3,597,330	$ 3,047,274
Accumulated depreciation.....................................	(562,418)	(430,410)

Net flight equipment held for operating leases.................	$ 3,034,912	$ 2,616,864

The Company capitalized $17.2 million and $11.4 million, respectively, of major maintenance expenditures for the years ended December 31, 2013 and 2012. These amounts have been included in flight equipment held for operating leases.

The classification of the net book value of flight equipment held for operating leases and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the aircraft lessee.

The distribution of the net book value of flight equipment held for operating leases by geographic region is as follows:

	December 31, 2013		December 31, 2012
	(Dollars in thousands)
Europe:
United Kingdom...................................................................................................	$ 347,627	11%	$ 365,411	14%
Turkey...................................................................................................................	191,527	6%	113,244	4%
Germany...............................................................................................................	152,894	5%	107,568	4%
Other.....................................................................................................................	459,243	15%	493,263	19%

Europe — Total...................................................................................................	1,151,291	37%	1,079,486	41%

Asia and South Pacific:
China.....................................................................................................................	353,868	12%	300,568	11%
India.....................................................................................................................	120,771	4%	146,659	6%
Other.....................................................................................................................	394,627	13%	265,911	10%

Asia and South Pacific — Total...............................................................................	869,266	29%	713,138	27%

North America:
United States.......................................................................................................	291,724	10%	266,603	10%
Other.....................................................................................................................	33,162	1%	34,650	2%

North America — Total.........................................................................................	324,886	11%	301,253	12%

Mexico, South and Central America:
Chile...................................................................................................	255,832	9%	—	—
Brazil.....................................................................................................................	98,393	3%	97,319	4%
Mexico.................................................................................................................	127,943	4%	169,710	6%

Mexico, South and Central America — Total.............................................................	482,168	16%	267,029	10%

Middle East and Africa — Total...............................................................................	189,682	6%	163,489	6%
Off-Lease — Total...............................................................................................	17,619	1%	92,469	4%

Total flight equipment held for operating leases, net.....................................................	$ 3,034,912	100%	$ 2,616,864	100%

At December 31, 2013, aircraft held for operating leases were on lease to 62 lessees in 34 countries. The Company had one aircraft that was off-lease at December 31, 2013. At December 31, 2012, aircraft held for operating leases were on lease to 55 lessees in 32 countries. The Company had six aircraft that were off-lease at December 31, 2012.

The distribution of operating lease revenue by geographic region for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Year ended December 31, 2013		Year ended December 31, 2012		Year ended December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom.................................................................................	$ 48,507	13%	$ 45,916	12%	$ 19,444	8%
Turkey...............................................................................................	14,703	4%	12,319	3%	5,874	3%
Germany.............................................................................................	19,882	6%	28,746	8%	15,560	7%
Other.................................................................................................	69,480	20%	83,347	22%	68,513	29%

Europe — Total.................................................................................	152,572	43%	170,328	45%	109,391	47%

Asia and South Pacific:
China.................................................................................................	41,332	12%	36,918	10%	13,620	6%
India...................................................................................................	21,894	6%	39,312	10%	22,341	10%
Other.................................................................................................	32,841	9%	34,506	10%	11,288	4%

Asia and South Pacific — Total...........................................................	96,067	27%	110,736	30%	47,249	20%

North America:
United States.....................................................................................	40,482	11%	41,311	11%	39,088	17%
Other.................................................................................................	3,891	1%	3,891	1%	3,891	2%

North America — Total.......................................................................	44,373	12%	45,202	12%	42,979	19%

Mexico, South and Central America:
Chile...................................................................................................	10,055	3%	—	—	—	—
Brazil.................................................................................................	19,038	5%	12,630	3%	1,687	1%
Mexico...............................................................................................	18,996	5%	18,843	5%	16,276	7%

Mexico, South and Central America — Total...........................................	48,089	13%	31,473	8%	17,963	8%

Middle East and Africa — Total...........................................................	18,308	5%	18,698	5%	13,134	6%

Total Operating Lease Revenue.............................................................	$ 359,409	100%	$ 376,437	100%	$ 230,716	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for any of the years ended December 31, 2013, 2012 and 2011. In 2013, the Company had one lessee on non-accrual basis due to concerns about the lessee’s financial condition and only recognized revenue as cash was received. In 2012 and 2011, the Company had two lessees which it placed on non-accrual status. These leases were terminated during the first quarter of 2013. During the years ended December 31, 2013, 2012 and 2011, the Company recognized revenue of $0.8 million, $7.5 million and $10.4 million, respectively, from these lessees.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized end of lease revenues totaling $47.6 million, $49.8 million and $2.9 million, respectively.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue was $3.4 million and $7.5 million for the years ended December 31, 2013 and 2012, respectively. The amortization of lease discounts, net of lease premiums, was $1.9 million for the year ended December 31, 2011.

As of December 31, 2013 and 2012, the weighted average remaining lease term of the Company’s aircraft held for operating leases was 4.3 and 3.2 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2013. For leases that have floating rental rates based on the six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2013 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2014.........................................................................................................	$ 344,216
2015.........................................................................................................	277,152
2016.........................................................................................................	198,864
2017.........................................................................................................	164,308
2018.........................................................................................................	107,460
Thereafter.................................................................................................	222,669

Future minimum rental payments under operating leases...................................	$ 1,314,669

For the years ended December 31, 2013, 2012 and 2011, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $9.0 million, $7.0 million and $6.9 million, respectively. At December 31, 2013, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2014.........................................................................................................	$ 12,327
2015.........................................................................................................	11,004
2016.........................................................................................................	8,994
2017.........................................................................................................	7,174
2018.........................................................................................................	3,785
Thereafter.................................................................................................	2,811

Future amortization of lease incentives.............................................................	$ 46,095

In connection with the early termination of four leases in a prior period, the Company reached a settlement with the guarantor of these leases in February 2009. Pursuant to the terms of the settlement agreement, the Company received a lump-sum payment of $6.3 million at the settlement date, with an additional $5.9 million that was paid in monthly installments through 2011 with interest at 8.0% per annum. During the year ended December 31, 2011, payments totaling $2.1 million were received.